Note 7 - Financial results (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Financial Results [Line Items]
Interest related to instruments carried at FVPL	$ 61.2	$ 33.0	$ 3.3
Realized loss from change in fair value of financial instrument		10.5
Non-financial interest related to PIS and COFINS taxes recovery in Brazilian subsidiaries			$ 18.0
Argentine sovereign bonds
Disclosure of Financial Results [Line Items]
Loss arising from dividend paid in kind	$ 94.7	$ 29.8